Commitments and Contingencies (Details)	1 Months Ended
Dec. 31, 2009
Gelesis | Royalty and sublicense income agreement | PureTech
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales	2.00%